TAXATION - Additional Information (Details) - CNY (¥) ¥ in Thousands			6 Months Ended	12 Months Ended
	Jan. 01, 2018	Mar. 16, 2007	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2008	Apr. 01, 2019	May 01, 2018	Apr. 30, 2018
Percentage Of Tax On Profits				(9.00%)	8.00%	3.00%
Corporate Income Tax Rate				25.00%	25.00%	25.00%
Operating Loss Carryforwards				¥ 627,352
Changes of valuation allowance				55,221	¥ 90,925
Withholding Tax [Member]
Deferred income tax liabilities				¥ 0	¥ 0
Inland Revenue, Hong Kong [Member]
Percentage Of Tax On Profits				16.50%
State Administration of Taxation, China [Member]
Corporate Income Tax Rate		25.00%		25.00%
Preferential Tax Rate	15.00%
Validity Of Preferential Tax Rate				3 years
Percentage Admissible On Research And Development Costs				175.00%			150.00%
Additional Percentage Admissible On Research And Development Costs				75.00%			50.00%
State Administration of Taxation, China [Member] | Zheijang Jishang E-Commerce Limited [Member]
Preferential Tax Rate			15.00%
State Administration of Taxation, China [Member] | Foreign Tax Authority [Member]
Corporate Income Tax Rate				25.00%
State Administration of Taxation, China [Member] | Zhejiang Jishang Preferred ECommerce Co LtdMember [Member]
Preferential Tax Rate				15.00%		15.00%
State Administration of Taxation, China [Member] | Other Entities [Member]
Corporate Income Tax Rate				25.00%
CHINA
Operating Loss Carryforwards				¥ 627,352
Outside China [Member]
Dividend distribution tax rate				10.00%
HONG KONG
Dividend distribution tax rate				5.00%
Dividend distribution tax rate description				Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the foreign investor owns directly at least 25% of the shares of the FIE and if Hong Kong company is a beneficial owner of the dividend.
Ownership percent				25.00%
Agricultural Products [Member] | CHINA
Value added tax rate								9.00%	10.00%	11.00%
Other Products [Member] | CHINA
Value added tax rate								13.00%	16.00%	17.00%
Logistics Services [Member] | CHINA
Value added tax rate								9.00%	10.00%	11.00%